Commitments and Contingencies (Schedule of Minimum Future Obligations under Capital and Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum future obligations under capital leases due in 2016	$ 1,307
Minimum future obligations under capital leases due in 2017	1,212
Minimum future obligations under capital leases due in 2018	1,505
Minimum future obligations under capital leases due in 2019	0
Minimum future obligations under capital leases due in 2020	0
Minimum future obligations under capital leases due thereafter	0
Minimum future obligations under capital leases due, total	4,024
Less: Amount representing interest	(682)
Minimum future obligations under capital leases due, net	3,342
Less: Current portion	(922)
Long-term portion	2,420
Minimum future obligations under operating leases due in 2016	18,166
Minimum future obligations under operating leases due in 2017	12,894
Minimum future obligations under operating leases due in 2018	8,207
Minimum future obligations under operating leases due in 2019	5,878
Minimum future obligations under operating leases due in 2020	4,376
Minimum future obligations under operating leases due thereafter	4,923
Minimum future obligations under operating leases due, total	$ 54,444